Accrued Expenses and Other Liabilities (Tables)	6 Months Ended
Mar. 31, 2026
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following:

	As of March 31, 2026	As of September 30, 2025
	(Unaudited)
Other taxes payable	$2,061,258	$1,975,064
Property Purchase Payables(1)	2,218,382	-
Payroll payable	473,977	513,578
Payable equity purchase consideration(2)	1,414,530	-
Other payable	383,226	443,524
Total accrued expenses and other liabilities	$6,551,373	$2,932,166

(1)	In February 2026, Work Hangzhou entered into a property purchase agreement with a third party, to purchase a building at a price of RMB 40.30 million ($5.84 million). The balance represented unpaid purchase price as of March 31, 2026, and approximately RMB 12.90 million ($1.88 million) has been paid subsequently.

(2)	In February 2026, Work Hangzhou acquired 13.33% shares of Shanghai Saitumofei owned by Huangshan Fund at a consideration of RMB 22.2 million ($3.22 million). The balance represented unpaid purchase price as of March 31, 2026, which has been fully paid as of the date of this unaudited condensed consolidated financial statements.